Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Information
Schedule of key revenue streams

Key revenue streams are as below (in thousands):

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Marketing services(i)	2,134,872	1,956,480	1,652,992
Paid membership service	668,507	1,230,804	1,826,557
Vocational training(ii)	45,823	248,266	565,585
Others	110,122	169,369	153,755
Total	2,959,324	3,604,919	4,198,889

(i)

The Group reported revenues generated from advertising and content-commerce solutions collectively as “marketing services revenue” to better present the Group’s business and results of operation in line with the Group’s overall strategies during the year ended December 31, 2023, the revenue of marketing services for years ended December 31, 2021 and 2022 have been retrospectively re-classified.

(ii)

The Group separately reported the revenue of its vocational training business during the year ended December 31, 2022, which was formerly included in “others,” and for comparison purposes, the revenue of vocational training business and others for the year ended December 31, 2021 has been retrospectively re-classified.